Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Fund Trust II
Prospectus Date	rr_ProspectusDate	May 24, 2019
Invesco S&P Financials Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Invesco S&P Financials Revenue ETF <br/><br/>Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Invesco S&P Financials Revenue ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P 500® Financials Sector Revenue-Weighted Index (the “Underlying Index”).
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/> (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate of the Oppenheimer S&P Financials Revenue ETF (the “Predecessor Fund”) was approximately 8% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Predecessor Fund’s in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	8.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

		This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index.

Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains, and calculates the Underlying Index, which is constructed using a rules-based methodology that re-weights the constituent securities of the S&P 500® Financials Index (the “Parent Index”) according to the revenue earned by the companies in the Parent Index. The Underlying Index thus contains the same securities as the Parent Index, but in different proportions. The Parent Index includes securities of companies in the S&P 500® Index that are classified in the financials sector. Such companies include those involved in activities such as: banking; mortgage finance; consumer finance; specialized finance; investment banking and brokerage; asset management and custody; corporate lending; insurance; financial investment; and real estate, including real estate investment trusts.

The Fund generally invests in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index.

The Fund is “non-diversified” and therefore is not required to meet certain diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”).

		Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. Historically, the Underlying Index has focused on certain sectors. As of October 26, 2018, the Underlying Index focused on the financials sector. The Fund’s portfolio holdings, and the extent to which it concentrates, are likely to change over time.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries. Historically, the Underlying Index has focused on certain sectors. As of October 26, 2018, the Underlying Index focused on the financials sector. The Fund's portfolio holdings, and the extent to which it concentrates, are likely to change over time.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Authorized Participant Concentration Risk. Only authorized participants (“APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as APs, and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that those APs will establish or maintain an active trading market for the Shares. This risk may be heightened to the extent that securities held by the Fund are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with processing creation and/or redemption orders with respect to the Fund and no other AP is able to step forward to create or redeem Creation Units (as defined below), this may result in a significantly diminished trading market for Shares, which may be more likely to trade at a premium or discount to the Fund’s net asset value (“NAV”) and to face trading halts and/or delisting.

Calculation Methodology Risk. The Underlying Index relies on various sources of information to assess the criteria of issuers included in the Underlying Index (or its Parent Index), including information that may be based on assumptions and estimates. Neither the Fund nor the investment adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers operating in a single industry or industry group. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or industry group, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or industry group, the Fund may face more risks than if it were diversified broadly over numerous industries or industry groups. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, legislative or regulatory changes, adverse market conditions and/or increased competition within the industry or industry group. In addition, at times, such industry or industry group may be out of favor and underperform other industries, industry groups or the market as a whole.
Financials Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations. Unstable interest rates can have a disproportionate effect on the financial services sector and financial services companies whose securities the Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector. Financial services companies have also been affected by increased competition, which could adversely affect the profitability or viability of such companies.
Investment Approach Risk. The Underlying Index, and thus the Fund, seeks to provide exposure to investments based on a specific selection criteria and a revenue weighting approach. There can be no assurance that the selection criteria and weighting approach will enhance the Fund’s performance over time. It is expected that exposure to such investment criteria and weighting will detract from performance in some market environments, perhaps for extended periods. In such circumstances, the Fund’s investment adviser will not adjust the Fund’s investment process to target different criteria or weighting processes.

Issuer-Specific Changes Risk. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Large Shareholder Risk. Certain shareholders, including other funds advised by the Adviser or an affiliate of the Adviser, may from time to time own a substantial amount of Shares. In addition, a third party investor, the Adviser or an affiliate of the Adviser, an AP, a lead market maker, or another entity may invest in the Fund and hold its investment for a limited period of time solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund. Similarly, to the extent the Fund permits cash purchases, large purchases of Shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the Exchange and may, therefore, have a material upward or downward effect on the market price of the Shares. To the extent the Fund permits redemptions in cash, the Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s NAV.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund’s volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund’s performance.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund and the investment adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.
Risks Relating to Calculation of NAV. The Fund relies on various third parties and other informative sources to calculate its NAV. Therefore, the Fund is subject to certain operational risks associated with reliance on third party service providers and data sources. NAV calculation may be impacted by operational risks arising from factors such as failures in systems and technology. Such failures may result in delays in the calculation of the Fund’s NAV and/or the inability to calculate NAV over extended time periods. The Fund may be unable to recover any losses associated with such failures.
		Portfolio Turnover Risk. The Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100% or more) could result in high brokerage costs for the Fund. While a high portfolio turnover rate can result in an increase in taxable capital gains distributions to the Fund’s shareholders, the Fund will seek to utilize the in-kind creation and redemption mechanism (described below) to minimize realization of capital gains to the extent possible.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.

		The Fund is the successor to the investment performance of the Predecessor Fund as a result of the reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on May 24, 2019. Accordingly, the performance shown below for periods ending on or prior to May 24, 2019 is that of the Predecessor Fund. Updated performance information is available online at www.invesco.com/ETFs.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invesco.com/ETFs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter	Worst Quarter
39.63% (2nd Quarter 2009)	(26.62)% (1st Quarter 2009)
		The Fund's year-to-date total return for the three months ended March 31, 2019 was 9.25%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Invesco S&P Financials Revenue ETF | Invesco S&P Financials Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.45%
1 Year	rr_ExpenseExampleYear01	$ 46
3 Years	rr_ExpenseExampleYear03	144
5 Years	rr_ExpenseExampleYear05	252
10 Years	rr_ExpenseExampleYear10	$ 567
2009	rr_AnnualReturn2009	26.86%
2010	rr_AnnualReturn2010	17.12%
2011	rr_AnnualReturn2011	(23.94%)
2012	rr_AnnualReturn2012	35.39%
2013	rr_AnnualReturn2013	42.26%
2014	rr_AnnualReturn2014	13.02%
2015	rr_AnnualReturn2015	(4.06%)
2016	rr_AnnualReturn2016	22.22%
2017	rr_AnnualReturn2017	20.74%
2018	rr_AnnualReturn2018	(14.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.62%)
1 Year	rr_AverageAnnualReturnYear01	(14.71%)
5 Years	rr_AverageAnnualReturnYear05	6.42%
10 Years	rr_AverageAnnualReturnYear10	11.50%
Invesco S&P Financials Revenue ETF | Return After Taxes on Distributions | Invesco S&P Financials Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.02%)
5 Years	rr_AverageAnnualReturnYear05	6.08%
10 Years	rr_AverageAnnualReturnYear10	11.22%
Invesco S&P Financials Revenue ETF | Return After Taxes on Distributions and Sale of Fund Shares | Invesco S&P Financials Revenue ETF
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.44%)
5 Years	rr_AverageAnnualReturnYear05	5.00%
10 Years	rr_AverageAnnualReturnYear10	9.56%
Invesco S&P Financials Revenue ETF | S&P 500® Financials Sector Revenue-Weighted Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.41%)
5 Years	rr_AverageAnnualReturnYear05	6.89%
10 Years	rr_AverageAnnualReturnYear10	12.05%
Invesco S&P Financials Revenue ETF | S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.03%)
5 Years	rr_AverageAnnualReturnYear05	8.16%
10 Years	rr_AverageAnnualReturnYear10	10.92%

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.